================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21913
                                                    ------------

                             BHR Institutional Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Brian Ferko
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-854-0904
                                                           --------------

                      Date of fiscal year end: September 30
                                               --------------

                   Date of reporting period: December 31, 2007
                                            --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

BHR INSTITUTIONAL FUNDS
ARK CONCENTRATED GROWTH FUND
SCHEDULE OF INVESTMENTS DECEMBER 31, 2007 (UNAUDITED)

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------         --------
SHORT-TERM INVESTMENTS - 1.9%
PNC Bank Money Market Account
  3.51%, due 01/02/08                                 $ 12,129          $ 12,129
                                                                        --------

TOTAL INVESTMENTS - 1.9%
  (Cost $12,129)                                                          12,129
OTHER ASSETS LESS LIABILITIES - 98.1%                                    613,616
                                                                        --------
NET ASSETS - 100.0%                                                     $625,745
                                                                        ========
----------
See notes to Schedule of Investments

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. TAX DISCLOSURE - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2007 for each Fund, are as follows:


                                                                                                         NET
                                                                                                      UNREALIZED
                                                                   UNREALIZED        UNREALIZED      APPRECIATION
             FUND                                     COST        APPRECIATION      DEPRECIATION     DEPRECIATION
----------------------------                       ---------      ------------      ------------     ------------
Ark Concentrated Growth Fund                       $  12,129         $ --               $ --              $ --

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS DECEMBER 31, 2007 (UNAUDITED)


                                                      NUMBER OF       MARKET
                                                       SHARES         VALUE
                                                    ------------   ------------
COMMON STOCKS - 98.1%
AUSTRALIA - 1.2%
Aditya Birla Minerals, Ltd.*                               1,877   $      3,741
Macquarie Media Group, Ltd.                                  702          2,546
Telstra Corp., Ltd.                                        2,244          9,241
                                                                   ------------
                                                                         15,528
                                                                   ------------

AUSTRIA - 0.7%
Immofinanz Immobilien Anlagen AG                             900          9,145
                                                                   ------------

BELGIUM - 2.7%
Dexia SA                                                     737         18,566
Fortis                                                       352          9,269
Tessenderlo Chemie NV                                        140          6,796
                                                                   ------------
                                                                         34,631
                                                                   ------------

DENMARK - 2.1%
Almindelig Brand A/S*                                         75          4,206
D/S Norden A/S                                               200         22,117
                                                                   ------------
                                                                         26,323
                                                                   ------------

FINLAND - 0.2%
Elisa Oyj                                                    103          3,162
                                                                   ------------

FRANCE - 7.8%
Air France-KLM                                               163          5,731
BNP Paribas                                                  184         19,967
Bouygues                                                      45          3,750
Credit Agricole SA                                           242          8,163
France Telecom SA                                            835         30,056
Gaz de France SA                                             141          8,246
PSA Peugeot Citroen                                          138         10,461
Sanofi-Aventis SA                                            139         12,799
                                                                   ------------
                                                                         99,173
                                                                   ------------

GERMANY - 5.4%
Allianz SE                                                    96         20,766
Arques Industries AG                                          58          1,993
Colonia Real Estate AG REIT*                                  77          1,914
Deutsche Beteiligungs AG                                     120          3,756
E.ON AG                                                      108         22,989
Salzgitter AG                                                 38          5,670
Volkswagen AG                                                 50         11,411
                                                                   ------------
                                                                         68,499
                                                                   ------------

GREECE - 0.3%
Babis Vovos International Construction SA*                   110          3,274
                                                                   ------------

HONG KONG - 7.1%
Cheung Kong Infrastructure Holdings, Ltd.                  2,000          7,477
CLP Holdings, Ltd.                                         4,500         30,731

Hang Lung Group, Ltd.                                      1,000          5,463
Hong Kong Exchanges and Clearing, Ltd.                       500         14,184
Kingboard Chemical Holdings, Ltd.                          1,000          5,951
Pacific Basin Shipping, Ltd.                              12,000         19,360
VTech Holdings, Ltd.                                       1,000          7,182
                                                                   ------------
                                                                         90,348
                                                                   ------------

IRELAND - 1.6%
Allied Irish Banks PLC                                       112          2,566
Kerry Group PLC, Class A                                     541         17,164
                                                                   ------------
                                                                         19,730
                                                                   ------------

ITALY - 6.9%
Biesse SpA                                                    90          1,697
EEMS Italia SpA*                                             368          2,159
Enel SpA                                                   3,200         38,060
Fiat SpA                                                     233          6,030
Intesa Sanpaolo SpA                                          520          4,113
Telecom Italia SpA                                         2,870          8,917
UniCredito Italiano SpA                                    1,923         15,970
Unione di Banche Italiane SCPA                               412         11,331
                                                                   ------------
                                                                         88,277
                                                                   ------------

JAPAN - 24.2%
Aozora Bank, Ltd.                                          1,000          2,927
Asahi Kasei Corp.                                          3,000         19,979
Astellas Pharma, Inc.                                        700         30,515
Canon, Inc.                                                  200          9,309
Eizo Nanao Corp.                                             200          5,156
Fuji Machine Manufacturing Co., Ltd.                         200          4,332
GOLDCREST Co., Ltd.                                           90          2,691
ITOCHU Corp.                                               3,000         29,325
The Kansai Electric Power Co., Inc.                          600         13,991
KDDI Corp.                                                     1          7,448
Marubeni Corp.                                             2,000         14,197
Miraca Holdings, Inc.                                        400          9,632
Mitsui & Co., Ltd.                                         1,000         21,170
Musashi Seimitsu Industry Co., Ltd.                          100          2,793
Nippon Mining Holdings, Inc.                               3,500         22,432
Nippon Oil Corp.                                           1,000          8,137
NTT DoCoMo, Inc.                                               9         14,985
The Okinawa Electric Power Co., Inc.                         100          4,655
Ricoh Co., Ltd.                                            1,000         18,485
Sumitomo Corp.                                             1,100         15,626
Suncity Co., Ltd.                                              2            590
Toyota Motor Corp.                                           800         43,253
Tsumura & Co.                                                300          5,921
                                                                   ------------
                                                                        307,549
                                                                   ------------

LUXEMBOURG - 0.5%
ArcelorMittal                                                 77          5,988
                                                                   ------------

NETHERLANDS - 1.0%
ING Groep NV CVA                                             336         13,141
                                                                   ------------

NORWAY - 0.7%
Deep Sea Supply PLC*                                       1,500          6,823
Petrolia Drilling ASA*                                     4,000          1,731
                                                                   ------------
                                                                          8,554
                                                                   ------------

SINGAPORE - 2.2%
Cosco Corp. (Singapore), Ltd.                              1,000          4,015
Neptune Orient Lines, Ltd.                                 2,000          5,433
Singapore Press Holdings, Ltd.                             3,000          9,379
Straits Asia Resources, Ltd.                               2,000          4,335
Wheelock Properties (S), Ltd.                              3,000          4,460
                                                                   ------------
                                                                         27,622
                                                                   ------------

SPAIN - 7.1%
Actividades de Construccion y Servicios SA                   560         33,282
Banco Bilbao Vizcaya Argentaria SA                           299          7,327
Corporacion Financiera Alba SA                                61          4,128
Repsol YPF SA                                                393         14,008
Telefonica SA                                                950         30,862
                                                                   ------------
                                                                         89,607
                                                                   ------------

SWEDEN - 0.2%
PA Resources AB*                                             400          3,156
                                                                   ------------

SWITZERLAND - 8.1%
Galenica AG                                                   10          4,372
Nestle SA                                                     33         15,157
Roche Holding AG                                             143         24,706
SCHMOLZ+BICKENBACH AG                                         29          2,344
Swiss Reinsurance                                            130          9,238
Swisscom AG                                                   25          9,760
Temenos Group AG*                                            121          2,987
Zurich Financial Services AG                                 115         33,774
                                                                   ------------
                                                                        102,338
                                                                   ------------

UNITED KINGDOM - 18.1%
Amlin PLC                                                    459          2,721
Amlin PLC, Redeemable, Class B*                              516            230
Anglo American PLC                                           551         33,782
BP PLC                                                     2,250         27,545
BT Group PLC                                               2,125         11,537
Centrica PLC                                                 819          5,849
Cookson Group PLC                                            165          2,289
Dairy Crest Group PLC                                        214          2,484
HBOS PLC                                                     380          5,560
Hiscox, Ltd.                                                 566          3,228
Keller Group PLC                                             200          2,644
Kier Group PLC                                                67          1,943
Lloyds TSB Group PLC                                       1,527         14,347
Old Mutual PLC                                             4,551         15,183
Prudential PLC                                             1,041         14,754
Royal Dutch Shell PLC, Class B                               580         24,130
Shire PLC                                                    731         16,719
United Utilities PLC                                         260          3,913
Vodafone Group PLC                                         6,663         24,909
WM Morrison Supermarkets PLC                               1,802         11,550
Xstrata PLC                                                   61          4,311
                                                                   ------------
                                                                        229,628
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $1,268,853)                                                  1,245,673
                                                                   ------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -------------
SHORT-TERM INVESTMENTS - 2.7%
PNC Bank Money Market
 Account 3.51%, due 01/02/08                        $     34,652         34,652
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $34,652)                                                        34,652
                                                                   ------------

TOTAL INVESTMENTS - 100.8%
   (Cost $1,303,505)                                                  1,280,325
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)                           (9,805)
                                                                   ------------
NET ASSETS - 100.0%                                                $  1,270,520
                                                                   ============

------------
*    Non-income producing security.
REIT - Real Estate Investment Trust.



See notes to Schedules of Investments

BHR INSTITUTIONAL FUNDS
CLARIVEST SMID CAP CORE GROWTH FUND
SCHEDULE OF INVESTMENTS DECEMBER 31, 2007 (UNAUDITED)


                                                      NUMBER OF       MARKET
                                                       SHARES         VALUE
                                                    ------------   ------------
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 7.3%
Aftermarket Technology Corp.*                                 94   $      2,562
Amerigon, Inc.*                                               87          1,839
Bally Technologies, Inc.*                                     50          2,486
DeVry, Inc.                                                   30          1,559
Discovery Holding Co., Class A*                               56          1,408
Dollar Tree Stores, Inc.*                                     60          1,555
Fossil, Inc.*                                                 43          1,805
Service Corp. International                                  182          2,557
Standard Motor Products, Inc.                                203          1,657
Stewart Enterprises, Inc., Class A                           343          3,053
Thor Industries, Inc.                                         48          1,825
                                                                   ------------
                                                                         22,306
                                                                   ------------

CONSUMER STAPLES - 5.4%
Fresh Del Monte Produce, Inc.*                               171          5,742
Loews Corp. - Carolina Group                                  81          6,909
PepsiAmericas, Inc.                                           51          1,699
TreeHouse Foods, Inc.*                                       100          2,299
                                                                   ------------
                                                                         16,649
                                                                   ------------

ENERGY - 3.7%
Global Industries, Ltd.*                                     103          2,206
Stone Energy Corp.*                                           92          4,316
Tesoro Corp.                                                 102          4,865
                                                                   ------------
                                                                         11,387
                                                                   ------------

FINANCIALS - 3.7%
Annaly Capital Management, Inc. REIT                         200          3,636
IntercontinentalExchange, Inc.*                                6          1,155
MFA Mortgage Investments, Inc. REIT                          300          2,775
Unum Group                                                   156          3,711
                                                                   ------------
                                                                         11,277
                                                                   ------------

HEALTH CARE - 18.3%
Air Methods Corp.*                                            39          1,937
American Oriental Bioengineering, Inc.*                      224          2,482
AMERIGROUP Corp.*                                            121          4,410
Analogic Corp.                                                48          3,251
Bio-Rad Laboratories, Inc., Class A*                          29          3,005
Bruker BioSciences Corp.*                                    231          3,072
Centene Corp.*                                                70          1,921
Chemed Corp.                                                  22          1,229
Conmed Corp.*                                                 69          1,595
Covance, Inc.*                                                20          1,732
DENTSPLY International, Inc.                                  52          2,341
Dionex Corp.*                                                 17          1,409
eResearchTechnology, Inc.*                                   204          2,411
Health Net, Inc.*                                            106          5,120
Healthspring, Inc.*                                          126          2,400
Invacare Corp.                                               122          3,074
Invitrogen Corp.*                                             29          2,709
Meridian Bioscience, Inc.                                     37          1,113
Millipore Corp.*                                              20          1,464
PerkinElmer, Inc.                                            140          3,643

Synovis Life Technologies, Inc.*                              68          1,330
Waters Corp.*                                                 54          4,270
                                                                   ------------
                                                                         55,918
                                                                   ------------

INDUSTRIALS - 21.3%
Acuity Brands, Inc.                                           59          2,655
AMETEK, Inc.                                                  20            937
Belden, Inc.                                                  14            623
CDI Corp.                                                     82          1,989
Ducommun, Inc.*                                               79          3,002
GeoEye, Inc.*                                                 62          2,086
Goodrich Corp.                                                34          2,401
Granite Construction, Inc.                                    56          2,026
HNI Corp.                                                     76          2,665
Hubbell, Inc., Class B                                        27          1,393
ICF International, Inc.*                                     134          3,385
Jacobs Engineering Group, Inc.*                               36          3,442
L.B. Foster Co., Class A*                                     71          3,673
Learning Tree International, Inc.*                           138          3,168
Manpower, Inc.                                                27          1,536
Pall Corp.                                                    69          2,782
Perini Corp.*                                                 59          2,444
Robbins & Myers, Inc.                                         20          1,513
Rush Enterprises, Inc., Class A*                             123          2,236
The Shaw Group, Inc.*                                         43          2,599
Sun Hydraulics Corp.                                          36            908
Terex Corp.*                                                  39          2,557
The Toro Co.                                                  62          3,375
TransDigm Group, Inc.*                                        60          2,710
URS Corp.*                                                    59          3,205
W.W. Grainger, Inc.                                           42          3,676
Woodward Governor Co.                                         33          2,242
                                                                   ------------
                                                                         65,228
                                                                   ------------

INFORMATION TECHNOLOGY - 20.7%
Activision, Inc.*                                            124          3,683
Actuate Corp.*                                               190          1,476
Arrow Electronics, Inc.*                                      81          3,182
Avnet, Inc.*                                                 115          4,022
BMC Software, Inc.*                                          144          5,132
Broadridge Financial Solutions, Inc.                         133          2,983
Checkpoint Systems, Inc.*                                     74          1,923
CommScope, Inc.*                                              40          1,968
Dycom Industries, Inc.*                                       74          1,972
EarthLink, Inc.*                                             181          1,280
EPIQ Systems, Inc.*                                          168          2,925
FactSet Research Systems, Inc.                                76          4,233
Hewitt Associates, Inc., Class A*                             84          3,216
iGATE Corp.*                                                 225          1,906
Methode Electronics, Inc.                                     82          1,348
Monolithic Power Systems, Inc.*                               84          1,804
Nuance Communications, Inc.*                                  75          1,401
S1 Corp.*                                                    344          2,511
Semtech Corp.*                                               115          1,785
Skyworks Solutions, Inc.*                                    775          6,588
SPSS, Inc.*                                                   34          1,221
Verigy, Ltd.*                                                249          6,765
                                                                   ------------
                                                                         63,324
                                                                   ------------

MATERIALS - 9.2%
Airgas, Inc.                                                  55          2,866
Albemarle Corp.                                               25          1,031
Celanese Corp., Class A                                       60          2,539

CF Industries Holdings, Inc.                                  47          5,173
Crown Holdings, Inc.*                                        125          3,206
Sigma-Aldrich Corp.                                          113          6,170
Steel Dynamics, Inc.                                          48          2,859
Terra Industries, Inc.*                                       92          4,394
                                                                   ------------
                                                                         28,238
                                                                   ------------

TELECOMMUNICATION SERVICES - 3.1%
CenturyTel, Inc.                                             133          5,514
Syniverse Holdings, Inc.*                                    245          3,817
                                                                   ------------
                                                                          9,331
                                                                   ------------

UTILITIES - 6.2%
Cleco Corp.                                                  113          3,142
Energen Corp.                                                 24          1,542
Integrys Energy Group, Inc.                                   45          2,326
Northwest Natural Gas Co.                                     83          4,039
Portland General Electric Co.                                 98          2,723
South Jersey Industries, Inc.                                 71          2,562
Suburban Propane Partners LP                                  67          2,719
                                                                   ------------
                                                                         19,053
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $285,291)                                                      302,711
                                                                   ------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    ------------
SHORT-TERM INVESTMENTS - 3.9%
PNC Bank Money Market
 Account 3.51%, due 01/02/08                             $11,808         11,808
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $11,808)                                                        11,808
                                                                   ------------

TOTAL INVESTMENTS - 102.8%
   (Cost $297,099)                                                      314,519
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%)                           (8,528)
                                                                   ------------
NET ASSETS - 100.0%                                                $    305,991
                                                                   ============

------------
*    Non-income producing security.
REIT - Real Estate Investment Trust.

See notes to Schedules of Investments

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULES OF INVESTMENTS
                          DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Securities, which are primarily traded on foreign markets, except those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities, which are primarily traded in Latin American or South American markets, are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2007 for each Fund, are as follows:

                                                                                                        NET
                                                                                                     UNREALIZED
                                                                   UNREALIZED        UNREALIZED     APPRECIATION/
FUND                                             COST             APPRECIATION      DEPRECIATION    DEPRECIATION
----------------------------------------- ------------------- ------------------ ---------------- -----------------
ClariVest International Equity Fund       $   1,303,505       $      65,986      $    (89,166)    $   (23,180)
ClariVest SMid Cap Core Growth Fund             297,099              30,608           (13,188)         17,420


Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, the International Equity Fund and the SMid Cap Core Growth Fund had Post-October losses of $6,366 and $13,695, respectively.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

BHR INSTITUTIONAL FUNDS
SMITH GROUP LARGE CAP CORE GROWTH FUND
SCHEDULE OF INVESTMENTS DECEMBER 31, 2007 (UNAUDITED)


                                                      NUMBER OF        MARKET
                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 9.3%
Aeropostale, Inc.*                                        17,900   $    474,350
Fossil, Inc.*                                             11,000        461,780
Omnicom Group, Inc.                                        9,800        465,794
Tempur-Pedic International, Inc.                          17,700        459,669
                                                                   ------------
                                                                      1,861,593
                                                                   ------------

CONSUMER STAPLES - 7.0%
Church & Dwight Co., Inc.                                  8,600        465,002
Colgate-Palmolive Co.                                      6,000        467,760
PepsiCo, Inc.                                              6,200        470,580
                                                                   ------------
                                                                      1,403,342
                                                                   ------------

ENERGY - 7.5%
Exxon Mobil Corp.                                          5,300        496,557
Marathon Oil Corp.                                         7,900        480,794
National Oilwell Varco, Inc.*                              7,000        514,220
                                                                   ------------
                                                                      1,491,571
                                                                   ------------

FINANCIALS - 12.3%
The Bank of New York Mellon Corp.                          9,900        482,724
MetLife, Inc.                                              7,700        474,474
The Nasdaq Stock Market, Inc.*                            10,800        534,492
Northern Trust Corp.                                       6,200        474,796
T. Rowe Price Group, Inc.                                  7,800        474,864
                                                                   ------------
                                                                      2,441,350
                                                                   ------------

HEALTH CARE - 19.8%
Becton Dickinson & Co.                                     5,600        468,048
Cigna Corp.                                                9,200        494,316
Express Scripts, Inc.*                                     7,400        540,200
Gilead Sciences, Inc.*                                    10,600        487,706
Humana, Inc.*                                              6,400        481,984
OSI Pharmaceuticals, Inc.*                                 9,700        470,547
Perrigo Co.                                               13,900        486,639
Waters Corp.*                                              6,400        506,048
                                                                   ------------
                                                                      3,935,488
                                                                   ------------

INDUSTRIALS - 15.2%
Danaher Corp.                                              5,600        491,344
Jacobs Engineering Group, Inc.*                            5,900        564,099
The Manitowoc Co., Inc.                                   11,800        576,194
Northrop Grumman Corp.                                     5,900        463,976
Republic Services, Inc.                                   14,800        463,980
United Technologies Corp.                                  6,200        474,548
                                                                   ------------
                                                                      3,034,141
                                                                   ------------

INFORMATION TECHNOLOGY - 21.9%
Amphenol Corp., Class A                                   11,300        523,981
Cisco Systems, Inc.*                                      17,000        460,190
eBay, Inc.*                                               14,200        471,298

FactSet Research Systems, Inc.                             8,400        467,880
Harris Corp.                                               7,600        476,368
Hewlett-Packard Co.                                        9,200        464,416
Microsoft Corp.                                           14,200        505,520
Oracle Corp.*                                             22,100        499,018
Texas Instruments, Inc.                                   14,700        490,980
                                                                   ------------
                                                                      4,359,651
                                                                   ------------

MATERIALS - 2.4%
Air Products & Chemicals, Inc.                             4,900        483,287
                                                                   ------------

TELECOMMUNICATION SERVICES - 2.5%
AT&T, Inc.                                                12,100        502,876
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $18,280,119)                                                19,513,299
                                                                   ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                    ------------
SHORT-TERM INVESTMENTS - 4.6%
PNC Bank Money Market
 Account 3.51%, due 01/02/08                        $    918,468        918,468
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $918,468)                                                      918,468
                                                                   ------------

TOTAL INVESTMENTS - 102.5%
   (Cost $19,198,587)                                                20,431,767
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5%)                         (505,490)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 19,926,277
                                                                   ============

------------
*    Non-income producing security.


See notes to Schedule of Investments

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. TAX DISCLOSURE - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2007 for each Fund, are as follows:

                                                                                                            NET
                                                                     UNREALIZED        UNREALIZED       UNREALIZED
                   FUND                             COST            APPRECIATION      DEPRECIATION     APPRECIATION
--------------------------------------------  ------------------  -----------------  --------------- ------------------
Smith Group Large Cap Core Growth Fund            $  19,198,587      $ 1,649,638       $  (416,458)     $ 1,233,180


Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, the Fund had Post-October losses of $87,224.


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

BHR INSTITUTIONAL FUNDS
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS DECEMBER 31, 2007 (UNAUDITED)


                                                      NUMBER OF        MARKET
                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCKS - 99.4%
CONSUMER DISCRECTIONARY - 6.6%
Amazon.com, Inc.*                                            782   $     72,444
Big Lots, Inc.*                                            3,837         61,354
Comcast Corp., Class A*                                    1,596         29,143
The DIRECTV Group, Inc.*                                   1,801         41,639
Hasbro, Inc.                                               1,740         44,509
OfficeMax, Inc.                                              984         20,329
Polo Ralph Lauren Corp.                                      548         33,861
RadioShack Corp.                                           1,650         27,819
                                                                   ------------
                                                                        331,098
                                                                   ------------

CONSUMER STAPLES - 3.7%
SUPERVALU, Inc.                                            4,929        184,936
                                                                   ------------

ENERGY - 16.6%
Chevron Corp.                                              5,218        486,996
Marathon Oil Corp.                                         4,562        277,643
National Oilwell Varco, Inc.*                                984         72,285
                                                                   ------------
                                                                        836,924
                                                                   ------------

FINANCIALS - 32.3%
ACE, Ltd.                                                  2,997        185,155
The Allstate Corp.                                         5,550        289,877
CB Richard Ellis Group, Inc., Class A*                     1,461         31,485
The Hartford Financial Services Group, Inc.                2,244        195,654
Merrill Lynch & Co., Inc.                                  2,635        141,447
Safeco Corp.                                               5,510        306,797
The Travelers Cos., Inc.                                   6,479        348,570
XL Capital, Ltd., Class A                                  2,614        131,510
                                                                   ------------
                                                                      1,630,495
                                                                   ------------

HEALTH CARE - 0.7%
Celgene Corp.*                                               779         35,998
                                                                   ------------

INDUSTRIALS - 18.5%
Cummins, Inc.                                              3,197        407,202
PACCAR, Inc.                                               4,520        246,250
Precision Castparts Corp.                                    426         59,086
Ryder System, Inc.                                         3,595        169,001
Terex Corp.*                                                 809         53,046
                                                                   ------------
                                                                        934,585
                                                                   ------------

INFORMATION TECHNOLOGY - 5.0%
Apple, Inc.*                                                 422         83,590
Compuware Corp.*                                           4,588         40,741
NVIDIA Corp.*                                              3,696        125,738
                                                                   ------------
                                                                        250,069
                                                                   ------------

MATERIALS - 16.0%
Allegheny Technologies, Inc.                                 541         46,742
Hercules, Inc.                                             2,470         47,795
International Paper Co.                                    5,779        187,124
Nucor Corp.                                                3,536        209,402
United States Steel Corp.                                  2,606        315,091
                                                                   ------------
                                                                        806,154
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $5,039,244)                                                  5,010,259
                                                                   ------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                    ------------
SHORT-TERM INVESTMENTS - 0.6%
PNC Bank Money Market
 Account 3.51%, due 01/02/08                        $     31,426         31,426
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $31,426)                                                        31,426
                                                                   ------------

TOTAL INVESTMENTS - 100.0%
   (Cost $5,070,670)                                                  5,041,685
OTHER ASSETS LESS LIABILITIES - 0.0%                                      1,029
                                                                   ------------
NET ASSETS - 100.0%                                                $  5,042,714
                                                                   ============

------------
*    Non-income producing security.

See notes to Schedule of Investments

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. TAX DISCLOSURE - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2007 for each Fund, are as follows:

                                                                                                         NET
                                                                  UNREALIZED        UNREALIZED       UNREALIZED
                  FUND                           COST            APPRECIATION      DEPRECIATION     DEPRECIATION
--------------------------------------     ---------------     -----------------  ---------------  -----------------
Mount Lucas U.S. Focused Equity Fund         $  5,070,670         $  140,969        $ (169,954)       $ (28,985)


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                        BHR INSTITUTIONAL FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ PETER MORAN
                         -------------------------------------------------------
                                    Peter Moran, President
                                    (principal executive officer)

Date February 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PETER MORAN
                         -------------------------------------------------------
                                    Peter Moran, President
                                    (principal executive officer)

Date February 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN LEVEN
                         -------------------------------------------------------
                                    John Leven, Treasurer
                                    (principal financial officer)

Date February 27, 2008
    ----------------------------------------------------------------------------


------------
* Print the name and title of each signing officer under his or her signature.